Capital and financial risk management - Liquidity risk - Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Fair value of financial instruments
Cash and cash equivalents	€ 11,705	€ 7,496